SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Publishing – 1.1%
John Wiley & Sons, Inc.(A)	16	$988

Wireless Telecommunication Service – 1.0%
Telephone and Data Systems, Inc.	39	878

Total Communication Services - 2.1%		1,866

Consumer Discretionary

Distributors – 1.1%
Core-Mark Holding Co., Inc.	22	972

Internet & Direct Marketing Retail – 1.1%
PetMed Express, Inc.(B)	31	984

Total Consumer Discretionary - 2.2%		1,956

Consumer Staples

Food Distributors – 2.1%
Andersons, Inc. (The)	31	955
SpartanNash Co.	49	947
		1,902
Household Products – 1.2%
WD-40 Co.	4	1,026

Packaged Foods & Meats – 4.5%
Calavo Growers, Inc.	15	940
J&J Snack Foods Corp.	6	1,004
Lancaster Colony Corp.	5	995
Tootsie Roll Industries, Inc.(B)	29	991
		3,930
Personal Products – 1.1%
Nu Skin Enterprises, Inc., Class A	17	943

Tobacco – 1.1%
Universal Corp.	18	1,015

Total Consumer Staples - 10.0%		8,816

Financials

Asset Management & Custody Banks – 1.3%
Cohen & Steers, Inc.	14	1,117

Life & Health Insurance – 1.1%
CNO Financial Group, Inc.	41	971

Mortgage REITs – 1.1%
Arbor Realty Trust, Inc.	53	950

Multi-Line Insurance – 1.1%
Horace Mann Educators Corp.	26	985

Regional Banks – 21.9%
Associated Banc-Corp(A)	46	936
Atlantic Union Bankshares Corp.	26	943
BancFirst Corp.	15	954
Bryn Mawr Bank Corp.	22	921
City Holding Co.	13	983
Community Bank System, Inc.	13	973
First Merchants Corp.	23	960

Fulton Financial Corp.	60	950
Home BancShares, Inc.	38	944
Independent Bank Corp.	13	967
International Bancshares Corp.	22	943
Lakeland Financial Corp.	17	1,049
Sandy Spring Bancorp, Inc.	22	977
Simmons First National Corp.	33	976
Southside Bancshares, Inc.	24	918
Tompkins Financial Corp.	12	951
UMB Financial Corp.	11	1,007
United Bankshares, Inc.	27	977
Washington Trust Bancorp, Inc.	19	961
Wesbanco, Inc.	27	961
		19,251
Thrifts & Mortgage Finance – 3.3%
Federal Agricultural Mortgage Corp., Class C	10	970
Northwest Bancshares, Inc.	72	978
Premier Financial Corp.	34	973
		2,921
Total Financials - 29.8%		26,195

Health Care

Health Care Equipment – 1.2%
LeMaitre Vascular, Inc.(A)	18	1,102

Health Care Facilities – 1.2%
Ensign Group, Inc. (The)	12	1,042

Health Care Supplies – 1.2%
Atrion Corp.	2	1,021

Total Health Care - 3.6%		3,165

Industrials

Agricultural & Farm Machinery – 1.1%
Lindsay Corp.	6	1,014

Building Products – 2.4%
Apogee Enterprises, Inc.	26	1,053
Griffon Corp.(A)	40	1,029
		2,082
Commercial Printing – 1.1%
Brady Corp., Class A	17	955

Construction Machinery & Heavy Trucks – 2.1%
Douglas Dynamics, Inc.	23	952
Trinity Industries, Inc.(A)	34	919
		1,871
Diversified Support Services – 3.3%
Healthcare Services Group, Inc.	32	1,021
Matthews International Corp.	26	937
McGrath RentCorp	12	976
		2,934
Environmental & Facilities Services – 1.1%
ABM Industries, Inc.	21	928

Human Resource & Employment Services – 1.1%
Insperity, Inc.	11	995

Industrial Machinery – 3.4%
Franklin Electric Co., Inc.	13	1,011

Hillenbrand, Inc.	22	983
Standex International Corp.	11	997
		2,991
Office Services & Supplies – 1.1%
HNI Corp.	22	975

Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	11	979
GATX Corp.	10	922
		1,901
Total Industrials - 18.9%		16,646

Information Technology

Electronic Equipment & Instruments – 1.2%
Badger Meter, Inc.	11	1,052

Total Information Technology - 1.2%		1,052

Materials

Aluminum – 1.1%
Kaiser Aluminum Corp.	8	938

Diversified Metals & Mining – 1.1%
Materion Corp.	13	984

Paper Products – 1.1%
Neenah, Inc.	19	978

Specialty Chemicals – 6.6%
Avient Corp.	20	978
Balchem Corp.	8	1,007
H.B. Fuller Co.	15	934
Quaker Chemical Corp.	4	998
Sensient Technologies Corp.	11	987
Stepan Co.	8	928
		5,832
Steel – 1.1%
Worthington Industries, Inc.(A)	16	961

Total Materials - 11.0%		9,693

Real Estate

Health Care REITs – 1.2%
National Health Investors, Inc.	15	1,022

Industrial REITs – 1.1%
Terreno Realty Corp.	15	988

Real Estate Operating Companies – 1.1%
Kennedy-Wilson Holdings, Inc.(A)	49	980

Total Real Estate - 3.4%		2,990

Utilities

Electric Utilities – 3.4%
ALLETE, Inc.	14	1,007
PNM Resources, Inc.	21	1,010
Portland General Electric Co.	20	937
		2,954
Gas Utilities – 6.6%
Chesapeake Utilities Corp.	8	1,012
New Jersey Resources Corp.	23	909
Northwest Natural Gas Co.	18	964

South Jersey Industries, Inc.	36	941
Southwest Gas Corp.	15	992
Spire, Inc.	13	968
		5,786
Multi-Utilities – 3.2%
Avista Corp.	23	962
Black Hills Corp.	15	955
NorthWestern Corp.	16	938
		2,855
Water Utilities – 4.4%
American States Water Co.	12	978
California Water Service Group	17	957
Middlesex Water Co.	12	954
SJW Corp.	15	978
		3,867
Total Utilities - 17.6%		15,462

TOTAL COMMON STOCKS – 99.8%		$87,841
(Cost: $73,009)

SHORT-TERM SECURITIES
Money Market Funds(D) - 1.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	1,139	1,139
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	25	25
		1,164

TOTAL SHORT-TERM SECURITIES – 1.3%		$1,164
(Cost: $1,164)

TOTAL INVESTMENT SECURITIES – 101.1%		$89,005
(Cost: $74,173)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(936)

NET ASSETS – 100.0%		$88,069

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,115 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$87,841	$—	$—
Short-Term Securities	1,164	—	—
Total	$89,005	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$74,173

Gross unrealized appreciation	15,885

Gross unrealized depreciation	(1,053)
Net unrealized appreciation	$14,832